5. DERIVATIVE LIABILITIES (Details - Fair value) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 5,178,906	$ 484,777	$ 484,777
Fair value of warrants issued in private placements	301,600	969,502	226,400
Change in fair value of derivative liability	(466,499)	2,216,119	1,620,319
Foreign exchange effect on derivative liability	(421,032)	(232,635)	11,493
Exercise of warrants - reclassification to additional paid-in-capital	(110,049)	(117,069)	0
Derivative liability	$ 4,482,926	$ 5,178,906	$ 484,777